Exhibit 99.1

Noteholders Report

Crusade Global Trust No. 2 of 2006

Record/Determination Date: 13 February 2007

Payment Date: 15 February 2007

Quarter-end Distribution for the Quarterly Collection Period

from 1 November 2006 to 31 January 2007

Principal Payments This Period

	Beginning of Invested & Stated Amount	Charge Offs – Current Period	Carryover Charge Offs	Principal Payments	Ending Invested & Stated Amount	Bond Factor
Class A-1 Notes (USD)	1,171,416,538.06	0.00	0.00	63,120,913.70	1,108,340,624.36	92.361719%
Class A-2 Notes (EUR)	439,298,076.77	0.00	0.00	23,670,342.64	415,627,734.13	92.361719%
Month 1 - Class A-3 Notes (AUD) Paid 15 December 2006	585,730,769.03	0.00	0.00	10,769,490.94	574,961,288.09	95.826881%
Month 2 - Class A-3 Notes (AUD) Paid 16 January 2007	574,961,288.09	0.00	0.00	11,063,035.34	563,898,252.75	93.983042%
Month 3 - Class A-3 Notes (AUD) Due 15 February 2007	563,898,252.75	0.00	0.00	9,727,940.57	554,170,312.18	92.361719%
Quarter total Class A-3 Notes (AUD)	585,730,769.03	0.00	0.00	31,560,456.85	554,170,312.18	92.361719%
Class B Notes (AUD)	53,200,000.00	0.00	0.00	0.00	53,200,000.00	100.000000%
Class C Notes (AUD)	24,300,000.00	0.00	0.00	0.00	24,300,000.00	100.000000%

Coupon Payments This Quarter

	Base Rate	Margin	Coupon Rate	Coupon Payments
Class A-1 Notes (USD)	5.37375%	0.06%	5.43375%	16,267,207.79
Class A-2 Notes (EUR)	3.58700%	0.08%	3.66700%	4,116,759.91
Month 1 - Class A-3 Notes (AUD) Paid 15 December 2006	6.33300%	0.16%	6.493305%	3,126,021.04
Month 2 - Class A-3 Notes (AUD) Paid 16 January 2007	6.36000%	0.16%	6.52000%	3,286,573.24
Month 3 - Class A-3 Notes (AUD) Due 15 February 2007	6.37500%	0.16%	6.53500%	3,028,828.83
* Quarter Total Class A-3 Notes (AUD)	6.37500%	0.16%	6.53500%	9,441,423.11
Class B Notes (AUD)	6.36830%	0.22%	6.58830%	883,445,91
Class C Notes (AUD)	6.36830%	0.32%	6.68830%	409,653.80

* Rate as at third month.

Principal & Interest Carryover Amounts

	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge Offs	Ending Notional Stated Amount
Class A-1 Notes (USD)	0.00	0.00	0.00	0.00	1,108,340,624.36
Class A-2 Notes (EUR)	0.00	0.00	0.00	0.00	415,627,734.13
Class A-3 Notes (AUD)	0.00	0.00	0.00	0.00	554,170,312.18
Class B Notes (AUD)	0.00	0.00	0.00	0.00	53,200,000.00
Class C Notes (AUD)	0.00	0.00	0.00	0.00	24,300,000.00

Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in November, February, May and August.

Carryover amounts do not apply for the  Class A-3 Notes as they are paid monthly.

Payment Summary
Total Principal Collections for the Quarter due on the Quarterly Payment Date falling on 15 February 2007;	AUD
Scheduled Principal Payments	8,631,745.83
Unscheduled Principal Payments	148,423,093.46
Redraws	5,619,871.39

Principal Collections	151,434,967.90

Total Available Principal for the current Quarterly Collection Period	AUD
Principal Collections	151,434,967.90
Principal Charge Offs	0.00
Principal Draws	0.00
Payback of Principal Draws	4,102,407.64
Total Available Principal	155,537,375.54

Total Trust Expenses for the current Quarterly Collection Period due on the Quarterly Payment Date falling on 15 February 2007:	AUD
Accrued Interest Adjustment (St.George Bank Ltd)	0.00
Miscellaneous Expenses	0.00
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	0.00
Servicing Fee (St.George Bank Ltd)	2,386,638.25
Managers Fee (Crusade Management Ltd)	715,991.48
Custodian Fee (St.George Custodial Pty Ltd)	119,331.92
Standby Basis Swap Fee (St.George Bank Ltd)	6,000.00
Standby Interest Rate Swap Fee (St.George Bank Ltd)	66,467.84
Total Trust Expenses	3,294,429.49

Total Available Funds for the Quarterly Payment Date falling on 15 February 2007:	AUD
Available Income	60,379,750.23
Payment Shortfall	0.00
Principal Draws	0.00
Payback of Principal Draws	-4,102,407.64
Liquidity Draw	0.00
Advances	0.00
Total Available Funds	56,277,342.59

Outstanding Principal Draws	9,933,910.77

Redraw & Liquidity Reserve for the Quarterly Payment Date falling on 15 February 2007	AUD
Redraw Shortfall	0.00
Redraw Carryover Charge Offs	0.00
Redraw Charge Offs (Current Period)	0.00
Liquidity Reserve Beginning Balance	27,309,973.70
Liquidity Reserve Ending Balance	26,304,957.85

Collateral Data

Pool Summary as at 31 January 2007
Outstanding Balance - Variable Rate Housing Loans (A$)	1,898,400,233
Outstanding Balance - Fixed Rate Housing Loans (A$)	873,942,912
Total Outstanding Balance (A$)	2,772,343,145
Number of Loans Beginning of Period	11,885
Number of Loans End of Period	11,383
Weighed Average Interest Rate	7.26%
Weighted Average Current LVR	65.14%
Average Loan Size	243,551
Weighted Average Seasoning	20 mths
Weighted Average Term to Maturity	322 mths
Threshold Rate	N/A
Servicer Damages (Material breaches of Representations & Warranties)	Nil
Material modifications, extensions or waivers to home loans	Nil

Arrears – as at 31 January 2007
31 – 60 days
No. of Loans	105
Balance (A$)	21,452,599
% of Period Pool Balance	0.77%
61 - 90 days
No. of Loans	24
Balance (A$)	5,532,287
% of Period Pool Balance	0.20%
91 – 120 days
No. of Loans	5
Balance (A$)	1,463,253
% of Period Pool Balance	0.05%
121 + days
No. of Loans	1
Balance (A$)	188,537
% of Period Pool Balance	0.01%

Foreclosures as at 31 January 2007
Defaults	Nil
Number of Foreclosures	Nil
Balance (A$) Foreclosures	0

Loss and Recovery Data as at 31 January 2007
Losses	Nil
LMI Claims To Date	Nil
Mortgage Shortfall	Nil

CPR
November 2006	18.45%
December 2006	19.50%
January 2007	16.23%